Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Advances received on contracts in progress, between 1 and 5 years	$ 508	$ 414
Derivatives	6,385	3,395
Total non-current other payables	6,893	3,809
Trade payables	27,226	22,737
Accrued expenses	35,321	45,997
Accrued payroll	5,849	3,313
Dividends payable	565	123
Accrued interest	2,959	3,924
Deferred income	13,138	17,783
Other payables	92	333
Derivatives	0	198
Total current trade and other payables	$ 85,150	$ 94,408